Average Annual Total Returns		12 Months Ended	48 Months Ended		60 Months Ended	69 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	11.11%	[1]
S&P 500 High Dividend Index
Prospectus [Line Items]
Average Annual Return, Percent		4.69%	5.53%	[1]
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			(0.36%)	0.23%	2.01%
Bloomberg U.S. Intermediate Credit Index
Prospectus [Line Items]
Average Annual Return, Percent		7.88%			1.54%	2.58%
Bloomberg U.S. Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		4.25%			0.80%		2.34%
Bloomberg Municipal 1-15 Year Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		5.18%			1.16%		2.27%
ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index
Prospectus [Line Items]
Average Annual Return, Percent		8.55%			4.48%		6.43%
ICE BofA US 3-Month Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	4.18%			3.17%		2.18%
Callodine Equity Income Series Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.98%	12.95%	[1]
Performance Inception Date			Jan. 01, 2022
Callodine Equity Income Series Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.95%	10.87%	[1]
Callodine Equity Income Series Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.56%	9.66%	[1]
Callodine Equity Income Series Class S
Prospectus [Line Items]
Average Annual Return, Percent		5.65%	12.71%	[1]
Callodine Equity Income Series Class Z
Prospectus [Line Items]
Average Annual Return, Percent		6.11%	13.04%	[1]
Core Bond Series Class W
Prospectus [Line Items]
Average Annual Return, Percent		7.43%			0.00%		2.22%
Core Bond Series Class W | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.36%			(1.50%)		0.88%
Core Bond Series Class W | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.36%			(0.64%)		1.15%
Credit Series Class W
Prospectus [Line Items]
Average Annual Return, Percent		7.57%			1.41%	2.73%
Credit Series Class W | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.46%			(0.31%)	1.02%
Credit Series Class W | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.44%			0.33%	1.36%
Diversified Tax Exempt Series Class W
Prospectus [Line Items]
Average Annual Return, Percent		4.64%			0.99%		1.88%
Diversified Tax Exempt Series Class W | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.55%			0.67%		1.65%
Diversified Tax Exempt Series Class W | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.74%			1.09%		1.77%
High Yield Bond Series Class W
Prospectus [Line Items]
Average Annual Return, Percent		7.43%			6.96%		7.65%
High Yield Bond Series Class W | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.09%			3.74%		4.70%
High Yield Bond Series Class W | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.34%			3.90%		4.61%
Unconstrained Bond Series Class W
Prospectus [Line Items]
Average Annual Return, Percent		6.85%			2.99%		3.62%
Unconstrained Bond Series Class W | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.65%			1.05%		2.07%
Unconstrained Bond Series Class W | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.02%			1.44%		2.11%
Core Bond Series Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.93%			(0.40%)		2.01%
Core Bond Series Class S
Prospectus [Line Items]
Average Annual Return, Percent		6.81%			(0.62%)		1.78%
Core Bond Series Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.00%			(1.87%)		0.62%
Core Bond Series Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.01%			(0.99%)		0.90%
Core Bond Series Class Z
Prospectus [Line Items]
Average Annual Return, Percent		7.18%			(0.24%)		2.05%
Credit Series Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.17%			1.02%	2.33%
Credit Series Class S
Prospectus [Line Items]
Average Annual Return, Percent		7.01%			0.79%	2.10%
Credit Series Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.14%			(0.87%)	0.44%
Credit Series Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.12%			(0.11%)	0.90%
Diversified Tax Exempt Series Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.30%			0.54%		1.55%
Diversified Tax Exempt Series Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.21%			0.23%		1.33%
Diversified Tax Exempt Series Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.41%			0.66%		1.44%
High Yield Bond Series Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.89%			6.38%		7.33%
High Yield Bond Series Class S
Prospectus [Line Items]
Average Annual Return, Percent		6.65%			6.11%		7.06%
High Yield Bond Series Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.68%			3.29%		4.39%
High Yield Bond Series Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.89%			3.43%		4.28%
High Yield Bond Series Class Z
Prospectus [Line Items]
Average Annual Return, Percent		7.02%			6.50%		7.34%
Unconstrained Bond Series Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.41%			2.55%		3.39%
Unconstrained Bond Series Class S
Prospectus [Line Items]
Average Annual Return, Percent		6.17%			2.31%		3.14%
Unconstrained Bond Series Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.29%			0.67%		1.81%
Unconstrained Bond Series Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.62%			1.06%		1.84%

[1]	Performance numbers for the Predecessor Fund and the indices are calculated from January 1, 2022, the inception date of the Series A interests and Series SI interests of the Predecessor Fund.
[2]	On July 15, 2025, the Series’ secondary benchmark changed from the FTSE 3-Month Treasury Bill Index to the ICE BofA US 3-Month Treasury Bill Index. The Advisor considers the ICE BofA US 3-Month Treasury Bill Index an appropriate cash proxy that aligns with the strategy’s investment objective and is more widely used in the marketplace than the FTSE 3-Month Treasury Bill Index.
[3]	On July 15, 2025, the Series’ secondary benchmark changed from the FTSE 3-Month Treasury Bill Index to the ICE BofA US 3-Month Treasury Bill Index. The Advisor considers the ICE BofA US 3-Month Treasury Bill Index an appropriate cash proxy that aligns with the strategy’s investment objective and is more widely used in the marketplace than the FTSE 3-Month Treasury Bill Index.